Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for Non-PEO NEOs (1)	Average compensation actually paid to Non-PEO NEOs (2)	Total share- holder return (3)	Peer group total share-holder return (3)	Net income/ (loss) (4)	Company selected measure (5)
2025	$1,442,407	$3,198,733	$963,952	$1,331,065	$190.59	N/A	$41,871,000	N/A
2024	$2,823,771	$4,552,962	$1,187,546	$1,444,697	$114.61	N/A	$(226,138,000)	N/A
2023	$997,800	$721,345	$653,200	$473,490	$88.49	N/A	$44,793,000	N/A

Table Footnotes

(1)

The dollar amounts reported are the average amounts of total compensation reported for our PEO and Non-PEOs in the Summary Compensation Table above. The PEO and Non-PEOs for each year reported are as follows:

Fiscal Year	PEO	Non-PEOs
2025	Brent K. Bilsland	Marjorie Hargrave*, Heath A. Lovell and Todd E. Telesz**
2024	Brent K. Bilsland	Lawrence D. Martin***, Heath A. Lovell and Marjorie A. Hargrave
2023	Brent K. Bilsland	Lawrence D. Martin and Heath A. Lovell

______________

* Ms. Hargrave ceased to be our Chief Financial Officer effective June 23, 2025.

** Mr. Telesz started as our Chief Financial Officer on June 23, 2025.

*** Mr. Martin ceased to be our Chief Financial Officer as of April 9, 2024.

(2)

SEC rules require certain adjustments to be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance Table” above. The following tables detail the applicable adjustments from the compensation reported in the “Total” column of the Summary Compensation Table.

PEO
Adjustments to Determine Compensation Actually Paid	2025	2024	2023
Reported Summary Compensation Table Total for PEO	$1,442,407	$2,823,771	$997,800
Deduction for Amounts Reported under the Stock Awards Column in our Summary Compensation Table (or SCT)	-	(1,800,000)	-
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	-	3,609,452	-
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year	-	-	-
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	1,595,092	232,757	(205,112)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	161,234	(313,018)	(71,343)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year	-	-	-
Compensation Actually Paid to PEO	$3,198,733	$4,552,962	$721,345

Non-PEO NEOs
Adjustments to Determine Compensation Actually Paid	2025	2024	2023
Reported Average Summary Compensation Table Total for Non-PEO NEOs	$963,952	$1,187,546	$653,200
Deduction for Amounts Reported under the Stock Awards Column in our Summary Compensation Table (or SCT)	(133,333)	(400,000)	-
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	158,076	814,446	-
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year	-	-	-
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	206,772	50,435	(133,333)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	135,598	(207,729)	(46,377)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs	$1,331,065	$1,444,697	$473,490

(3)

Total shareholder return reflects the cumulative total return of our Common Stock for the measurement period December 31, 2022, through December 31 of the year indicated. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2022. Hallador follows smaller reporting company guidelines and is not required to disclose peer group TSR.

(4)	Net income as reported for each year in our Annual Report on Form 10-K.
(5)	Hallador follows smaller reporting company guidelines and is not required to disclose the company-selected measure nor the tabular list of their most important financial performance measures.

Named Executive Officers, Footnote
(1)

The dollar amounts reported are the average amounts of total compensation reported for our PEO and Non-PEOs in the Summary Compensation Table above. The PEO and Non-PEOs for each year reported are as follows:

Fiscal Year	PEO	Non-PEOs
2025	Brent K. Bilsland	Marjorie Hargrave*, Heath A. Lovell and Todd E. Telesz**
2024	Brent K. Bilsland	Lawrence D. Martin***, Heath A. Lovell and Marjorie A. Hargrave
2023	Brent K. Bilsland	Lawrence D. Martin and Heath A. Lovell

______________

* Ms. Hargrave ceased to be our Chief Financial Officer effective June 23, 2025.

** Mr. Telesz started as our Chief Financial Officer on June 23, 2025.

*** Mr. Martin ceased to be our Chief Financial Officer as of April 9, 2024.

PEO Total Compensation Amount	$ 1,442,407	$ 2,823,771	$ 997,800
PEO Actually Paid Compensation Amount	$ 3,198,733	4,552,962	721,345
Adjustment To PEO Compensation, Footnote
(2)

SEC rules require certain adjustments to be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance Table” above. The following tables detail the applicable adjustments from the compensation reported in the “Total” column of the Summary Compensation Table.

PEO
Adjustments to Determine Compensation Actually Paid	2025	2024	2023
Reported Summary Compensation Table Total for PEO	$1,442,407	$2,823,771	$997,800
Deduction for Amounts Reported under the Stock Awards Column in our Summary Compensation Table (or SCT)	-	(1,800,000)	-
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	-	3,609,452	-
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year	-	-	-
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	1,595,092	232,757	(205,112)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	161,234	(313,018)	(71,343)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year	-	-	-
Compensation Actually Paid to PEO	$3,198,733	$4,552,962	$721,345

Non-PEO NEO Average Total Compensation Amount	$ 963,952	1,187,546	653,200
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,331,065	1,444,697	473,490
Adjustment to Non-PEO NEO Compensation Footnote
(2)

SEC rules require certain adjustments to be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance Table” above. The following tables detail the applicable adjustments from the compensation reported in the “Total” column of the Summary Compensation Table.

Non-PEO NEOs
Adjustments to Determine Compensation Actually Paid	2025	2024	2023
Reported Average Summary Compensation Table Total for Non-PEO NEOs	$963,952	$1,187,546	$653,200
Deduction for Amounts Reported under the Stock Awards Column in our Summary Compensation Table (or SCT)	(133,333)	(400,000)	-
Increase for Fair Value as of Year-end of Awards Granted during the Year that Remain Unvested as of Year- end	158,076	814,446	-
Increase for Fair Value as of the Vesting Date of Awards Granted during the Year that Vest during the Year	-	-	-
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-end	206,772	50,435	(133,333)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to the Year that Vested during the Year	135,598	(207,729)	(46,377)
Deduction of Fair Value of Awards Granted Prior to the Year that were Forfeited during the Year	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs	$1,331,065	$1,444,697	$473,490

Total Shareholder Return Amount	$ 190.59	114.61	88.49
Net Income (Loss)	$ 41,871,000	(226,138,000)	44,793,000
PEO Name	Brent K. Bilsland
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,800,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,609,452
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,595,092	232,757	(205,112)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,234	(313,018)	(71,343)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,333)	(400,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,076	814,446
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,772	50,435	(133,333)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 135,598	$ (207,729)	$ (46,377)